FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	$ 13,412	$ 3,820	$ 1,072
Liquidity risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	13,412
EPC	53,304
Other capital expenditure commitments	2,802
Lease liabilities	347
Debt interest and repayment	40,140
Total contractual obligations	110,005
Liquidity risk [Member] | Less than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	13,412
EPC	46,959
Other capital expenditure commitments	2,802
Lease liabilities	146
Debt interest and repayment	2,535
Total contractual obligations	65,854
Liquidity risk [Member] | 1 - 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
EPC	6,345
Other capital expenditure commitments	0
Lease liabilities	201
Debt interest and repayment	5,070
Total contractual obligations	11,616
Liquidity risk [Member] | 4 - 5 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
EPC	0
Other capital expenditure commitments	0
Lease liabilities	0
Debt interest and repayment	32,535
Total contractual obligations	32,535
Liquidity risk [Member] | After 5 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
EPC	0
Other capital expenditure commitments	0
Lease liabilities	0
Debt interest and repayment	0
Total contractual obligations	$ 0